COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies [Line Items]
Schedule of Estimated Future Minimum Lease Payments
Estimated future minimum lease payments, utilizing current exchange rates at December 31, 2019, over the estimated lease terms are summarized below:

Years Ending December 31,
2020	$25,148
2021	24,245
2022	21,861
2023	20,796
2024	20,126
Thereafter	88,361

Total	$200,537

New Zealand
Commitments and Contingencies [Line Items]
Schedule of Minimum Purchase Commitments
Total purchase commitments for each of the next five years for New Zealand as of December 31, 2019, based on exchange rates as of that date, are as follows:

Years Ending December 31,
2020	$47,439
2021	27,630
2022	28,737
2023	11,106
2024	11,106

Bolivia
Commitments and Contingencies [Line Items]
Other Commitments	Total purchase commitments for each of the next five years for Bolivia as of December 31, 2019 are as follows:

Years Ending December 31,
2020	$27,123
2021	5,275
2022	2,110
2023	2,110
2024	2,110